Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Outstanding Derivatives Entered Into Hedge Inventory Or Fixed Price Purchase Commitments

	Sell (Short) Contracts	Buy (Long) Contracts
Not qualifying or not designated as hedges under accounting rules:
Crude oil futures:
Contract volumes (1,000 bbls)	366	168
Weighted average contract price per bbl	$74.82	$65.30
Diesel futures:
Contract volumes (1,000 bbls)	56	—
Weighted average contract price per gal	$2.43	$—
#6 Fuel oil futures:
Contract volumes (1,000 bbls)	465	95
Weighted average contract price per bbl	$60.07	$44.95
Crude oil options:
Contract volumes (1,000 bbls)	125	—
Weighted average premium received	$2.08	$—

Schedule Of Accounting Treatment And Classification Of Derivative Instruments

Derivative Instrument	Hedged Risk	Impact of Unrealized Gains and Losses
		Consolidated Balance Sheets	Consolidated Statements of Operations
Not qualifying or not designated as hedges under accounting guidance:
Commodity hedges consisting of crude oil, heating oil and natural gas futures and forward contracts and call options	Volatility in crude oil and petroleum products prices - effect on market value of inventory or purchase commitments	Derivative is recorded in Other current assets (offset against margin deposits) or Accrued liabilities	Entire amount of change in fair value of derivative is recorded in Supply and logistics costs - product costs

Schedule Of Fair Value Of Derivative Assets And Liabilities

		Fair Value
	Consolidated Balance Sheets Location	December 31, 2014	December 31, 2013
Asset Derivatives:
Commodity derivatives—futures and call options (undesignated hedges):
Gross amount of recognized assets	Current Assets - Other	$16,383	$615
Gross amount offset in the Consolidated Balance Sheets	Current Assets - Other	(2,310)	(615)
Net amount of assets presented in the Consolidated Balance Sheets		14,073	—
Liability Derivatives:
Commodity derivatives—futures and call options (undesignated hedges):
Gross amount of recognized liabilities	Current Assets - Other (1)	$(2,310)	$(4,527)
Gross amount offset in the Consolidated Balance Sheets	Current Assets - Other (1)	2,310	4,527
Net amount of liabilities presented in the Consolidated Balance Sheets		—	—

(1)	These derivative liabilities have been funded with margin deposits recorded in our Consolidated Balance Sheets under Current Assets - Other in 2013.

Schedule Of Effect On Consolidated Statements Of Operations And Other Comprehensive Income (Loss)

	Amount of Gain (Loss) Recognized in Income
	Supply & Logistics Product Costs
	Year Ended December 31,
	2014	2013	2012
Commodity derivatives—futures and call options:
Contracts designated as hedges under accounting guidance	$—	$—	$—
Contracts not considered hedges under accounting guidance	35,468	(3,268)	(2,936)
Total derivatives	$35,468	$(3,268)	$(2,936)